Income taxes (Details) - Schedule of reconciliation of the effective income tax rate	10 Months Ended	12 Months Ended
	May 31, 2021	May 31, 2022
Schedule Of Reconciliation Of The Effective Income Tax Rate Abstract
Tax at PRC statutory rate	25.00%	25.00%
Effect of non-utilization of Network ZKGC net loss	6.00%	12.20%
Effective tax rate	31.00%	37.20%